Consolidated Statements of Operations - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues	¥ 1,316,196,474	¥ 1,391,157,811	¥ 1,560,005,807
Costs and expenses, net
Food and packaging (including cost of Company owned and operated stores from transactions with a related party of RMB30,743,744, RMB53,208,876 and RMB72,109,353 for the years ended December 31, 2025, 2024 and 2023, respectively)	321,947,596	374,086,268	486,359,371
Store rental expenses	220,884,832	241,425,171	289,556,435
Payroll and employee benefits	199,341,612	231,541,640	304,545,595
Delivery costs	130,650,009	119,171,120	116,449,046
Other operating expenses (including service fee from transactions with a related party of RMB600,000, RMB600,000 and RMB600,000 for the years ended December 31, 2025, 2024 and 2023, respectively)	84,316,942	95,035,952	118,633,641
Store depreciation and amortization	107,930,233	129,613,822	138,734,429
Company owned and operated store costs and expenses	1,065,071,224	1,190,873,973	1,454,278,517
Costs of other revenues	171,325,892	153,611,770	149,692,427
Marketing expenses	63,456,595	64,848,548	96,678,285
General and administrative expenses	204,342,527	210,322,557	325,258,149
Franchise and royalty expenses (including franchise and royalty expenses from transactions with a related party of RMB49,935,665, RMB47,477,864 and RMB51,697,551 for the years ended December 31, 2025, 2024 and 2023, respectively)	62,736,133	57,761,479	57,063,007
Other operating costs and expenses	3,282,975	10,794,362	28,872,217
Loss on disposal of property and equipment	6,469,536	4,146,858	16,404,477
Impairment losses of long-lived assets	60,319,579	56,287,026	111,426,961
Other income	(3,455,175)	(8,408,091)	(11,743,225)
Total costs and expenses, net	1,633,549,286	1,740,238,482	2,227,930,815
Operating loss from continuing operations	(317,352,812)	(349,080,671)	(667,925,008)
Interest income	3,528,064	3,202,948	14,182,881
Interest expenses	(16,679,066)	(22,448,159)	(20,419,992)
Foreign currency transaction (loss)/gain	(1,119,173)	3,484,612	(16,771,124)
Loss of debt extinguishment	(73,078,104)	(10,657,161)
Changes in fair value of Deferred Contingent Consideration		(16,941,248)	(26,106,460)
Changes in fair value of convertible notes	(30,626,980)	(65,874,310)	(58,280,908)
Changes in fair value of warrant liabilities			(83,966,126)
Changes in fair value of ESA derivative liabilities			19,654,006
Loss from continuing operations before income taxes	(435,328,071)	(458,313,989)	(839,632,731)
Income tax expenses	(483,675)	(2,115,015)	(97,241)
Net loss from continuing operations	(435,811,746)	(460,429,004)	(839,729,972)
Discontinued operations:
Net income/(loss) from discontinued operations		51,443,794	(33,196,461)
Net loss	(435,811,746)	(408,985,210)	(872,926,433)
Net loss from continuing operations	(435,811,746)	(460,429,004)	(839,729,972)
Less: Net (loss)/income from continuing operations attributable to non-controlling interests	(1,323,251)	3,096,345	3,323,950
Net loss from continuing operations attributable to shareholders of the Company	(434,488,495)	(463,525,349)	(843,053,922)
Net income/(loss) from discontinued operations attributable to shareholders of the Company		51,443,794	(33,196,461)
Net loss attributable to shareholders of the Company	¥ (434,488,495)	¥ (412,081,555)	¥ (876,250,383)
Basic and diluted loss per ordinary share (in Yuan Renminbi per share)	¥ (13.36)	¥ (12.7)	¥ (28.41)
Diluted loss per ordinary share (in Yuan Renminbi per share)	¥ (13.36)	¥ (12.7)	¥ (28.41)
Company Owned And Operated Stores
Revenues
Total revenues	¥ 1,068,169,775	¥ 1,188,292,854	¥ 1,389,640,747
Other Revenues
Revenues
Total revenues	¥ 248,026,699	¥ 202,864,957	¥ 170,365,060